Delaware Group
U.S. Government
Money Fund


Money-Market Fund


1997 Semi-Annual Report


professional management
service and guidance
goals



DELAWARE
GROUP
--------

--------------------------------------------------------------------------------
July 11, 1997

Dear Shareholder:

U.S. Government Money Fund A Class and Consultant Class provided a total return of +2.39% with dividends reinvested for the six months ended June 30, 1997. The seven-day annualized SEC yield for both classes was 4.96% while the average effective maturity of securities in the Fund's portfolio was 32 days.
        Solid economic growth, low unemployment, corporate growth and rising consumer confidence have characterized this year's first half. Despite these signs of a booming economy, inflation has remained surprisingly quiescent.
        Money funds, such as U.S. Government Money Fund, are among the few types of investments that stand to benefit from a rising rate environment because their yields can increase with a step-up in short-term rates. We believe your Fund is well-positioned to maintain high-liquidity and capitalize on any potential rise in interest rates.
        With moderate economic growth, the Fund will pursue a slightly longer average maturity in an effort to improve yield. If economic growth appears toaccelerate, management will favor securities with shorter maturities. This will allow the Fund to offer the higher yields associated with an expanding economy.
        U.S. Government Money Fund is not designed for long-term growth. It can, however, be a sensible place to hold money for your short-term reserves. Delaware Group does offer a wide range of mutual funds to help you meet your long-range investment objectives. Your financial adviser can help you determine which of these may be best suited to help you attain your long-term goals.
        Thank you for investing with Delaware Group.

Sincerely,

/s/ Wayne A. Stork
-----------------------
Wayne A. Stork
Chairman, President and
Chief Executive Officer

As of June 30, 1997, the average annual rates of return for the lifetime, 10-, five-, and one-year periods and six-month aggregate return for U.S. Government Money Fund A Class were +5.94%, +4.95%, +3.59%, +4.84% and +2.39%, respectively, with distributions reinvested. Returns for the Consultant Class were +5.93%, +4.89%, +3.59%, +4.84% and +2.39%, respectively, with distributions reinvested. An expense limitation of 0.70% has been in effect since January 1996. Returns would have been lower had the expense limitation not been in effect.


2      1 9 9 7  s e m i - a n n u a l  r e p o r t

Fiancial Statements
Delaware Group Limited-Term Government Fund, Inc. -
U.S. Government Money Fund
Statement of Net Assets -
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
                                                     Principal
                                                       Amount          Value
                                                     ---------------------------
 FEDERAL AGENCY
  DISCOUNT NOTES - 77.82%
 Federal Farm Credit Bank
  5.43% 09/18/97 ................................      $ 80,000        $ 79,047
 Federal Home Loan Bank
  5.50% 07/14/97 ................................       525,000         523,948
 Federal Home Loan Bank
  5.54% 08/07/97 ................................     1,500,000       1,491,467
 Federal Home Loan Bank
  5.52% 10/10/97 ................................       500,000         492,257
 Federal Home Loan Bank
  5.56% 08/25/97 ................................       715,000         708,926
 Federal Home Loan Mortgage Corporation
  5.52% 07/18/97 ................................       265,000         264,309
 Federal Home Loan Mortgage Corporation
  5.44% 9/16/97 .................................       500,000         494,182
 Federal National Mortgage Association
  5.53% 07/02/97 ................................       510,000         509,922
 Federal National Mortgage Association
  5.53% 07/09/97 ................................       520,000         519,361
 Federal National Mortgage Association
  5.49% 07/10/97 ................................     1,000,000         998,628
 Federal National Mortgage Association
  5.48% 07/17/97 ................................     1,000,000         997,564
 Federal National Mortgage Association
  5.51% 07/18/97 ................................     2,175,000       2,169,350
 Federal National Mortgage Association
  5.49% 07/22/97 ................................     1,380,000       1,375,581
 Federal National Mortgage Association
  5.26% 07/28/97 ................................       870,000         866,568
 Federal National Mortgage Association
  5.53% 08/13/97 ................................     1,000,000         993,395
                                                                    -----------
 Total Federal Agency Discount Notes                                 12,484,505
                                                                    -----------

*FLOATING RATE NOTES - 14.02%
 Federal Farm Credit Bank
  5.55% 08/20/97 ................................     1,000,000         999,625
 Student Loan Marketing Association
  5.32% 08/04/97 ................................       500,000         499,813
 Student Loan Marketing Association
  5.28% 10/03/97 ................................       750,000         749,888
                                                                     ----------
Total Floating Rate Notes                                            2,249,326
                                                                     ----------

Fiancial Statements
Delaware Group Limited-Term Government Fund, Inc. -
U.S. Government Money Fund
Statement of Net Assets -
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
                                                     Principal
                                                       Amount          Value
                                                     ---------------------------


REPURCHASE AGREEMENTS - 7.33%
With Chase Manhattan 5.80% 7/1/97
 (dated 6/30/97, collaterized by
 $243,000 U.S. Treasury Notes
 5.375% due 11/30/97, market value
 $244,262 and $170,000 U.S. Treasury Notes
 5.375% due 11/30/97, market value
 $170,886) .....................................      $406,000       $ 406,000
With Morgan, (J.P.) Securities 5.95% 7/1/97
 (dated 6/30/97, collaterized by
 $243,000 U.S. Treasury Notes
 5.125% due 4/30/98, market value
 $244,345 and $148,000 U.S.
 Treasury Notes 5.125% due 4/30/98,
 market value $148,933) ........................       385,000         385,000
With PaineWebber 5.80% 7/1/97
 (dated 6/30/97, collaterized by
 $132,000 U.S. Treasury Notes
 7.25% due 2/15/98, market value
 $140,303 and $243,000 U.S.
 Treasury Notes 9.125% due 5/15/99,
 market value $252,207) ........................       385,000         385,000
                                                                    ----------
Total Repurchase Agreements ....................                     1,176,000
                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES OWNED - 99.18%
 (WHICH APPROXIMATES COST FOR FINANCIAL REPORTING
 AND INCOME TAX PURPOSES) ......................                    15,909,831
RECEIVABLES AND OTHER ASSETS NET OF
 LIABILITIES - 0.82% ...........................                       132,036
                                                                   -----------
NET ASSETS APPLICABLE TO 15,605,139 U.S. GOVERNMENT
 MONEY FUND A CLASS SHARES AND 436,728 U.S.
 GOVERNMENT MONEY FUND CONSULTANT CLASS SHARES
 ($0.001 PAR VALUE) OUTSTANDING; 1,000,000,000
 SHARES AUTHORIZED EQUIVALENT TO $1.00 PER
 SHARE - 100.00% ...............................                   $16,041,867
                                                                   ===========
-----------------
* Floating Rate Notes - The interest rate shown is the rate as of June 30, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                             See accompanying notes


                              1 9 9 7  s e m i - a n n u a l  r e p o r t      3

Delaware Group
Limited Term
Government Funds, Inc. -
U.S. Government Money Fund
Statement of Operations
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest .......................................                      $446,072

EXPENSES:
Dividend disbursing and transfer agent fees
 and expenses ..................................       42,227
Management fees ($38,790) and directors
 fees ($1,877) .................................       40,667
Registration fees ..............................       17,284
Reports and statements to shareholders .........        5,675
Professional fees ..............................        2,372
Accounting fees and salaries ...................        1,312
                                                     --------
                                                      109,537
Less expenses absorbed by
 Delaware Management Company, Inc...............      (52,635)          56,902
                                                     --------         --------
NET INVESTMENT INCOME ..........................                      $389,170
                                                                      --------

                             See accompanying notes

Delaware Group
Limited-Term
Government Funds, Inc. -
U.S. Government Money Funds
Statement of Changes In Net Assets
--------------------------------------------------------------------------------
                                                     For the
                                                    Six Months
                                                      Ended
                                                     6/30/97        Year Ended
                                                   (Unaudited)       12/31/96
                                                   -----------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income ..........................    $ 389,170        $ 745,871
                                                 ------------      -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 A Class .......................................     (371,742)        (721,027)
 Consultant Class ..............................      (17,428)         (24,844)
                                                 ------------      -----------
                                                     (389,170)        (745,871)
                                                 ------------      -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class .......................................   21,005,640       25,564,845
 Consultant Class ..............................      240,982          581,297
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income:
 A Class .......................................      355,456          694,448
 Consultant Class ..............................       10,189           17,385
                                                 ------------      -----------
                                                   21,612,267       26,857,975
                                                 ------------      -----------
Cost of shares repurchased:
 A Class .......................................  (20,838,318)     (24,963,369)
 Consultant Class ..............................     (244,919)        (497,272)
                                                 ------------      -----------
                                                  (21,083,237)     (25,460,641)
                                                 ------------      -----------
Increase in assets derived from capital
 share transactions ............................      529,030        1,397,334
                                                 ------------      -----------

NET INCREASE IN NET ASSETS .....................      529,030        1,397,334

NET ASSETS:
Beginning of period ............................   15,512,837       14,115,503
                                                 ------------      -----------
End of period ..................................  $16,041,867      $15,512,837
                                                 ============      ===========

                             See accompanying notes


4      1 9 9 7  s e m i - a n n u a l  r e p o r t

Delaware Group
Limited-Term Government Funds, Inc. -
U.S. Government Money Fund
Financial Highlights
--------------------------------------------------------------------------------

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                   U.S. Government Money Fund A Class
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                             Ended                               Year Ended
                                                            6/30/97     12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
                                                         (Unaudited)(1)
Net asset value, beginning of period ..............         $1.0000      $1.0000      $1.0000      $1.0000      $1.0000     $1.0000
Income from investment operations:
 Net investment income ............................          0.0237       0.0466       0.0448       0.0289       0.0200      0.0308
                                                            -------      -------      -------      -------      -------     -------
 Net increase in net assets from
  investment operations ...........................          0.0237       0.0466       0.0448       0.0289       0.0200      0.0308
                                                            -------      -------      -------      -------      -------     -------
Less dividends and distributions:
 Dividends from net investment income .............         (0.0237)     (0.0466)     (0.0448)     (0.0289)     (0.0200)    (0.0308)
                                                            -------      -------      -------      -------      -------     -------
 Total dividends and distributions ................         (0.0237)     (0.0466)     (0.0448)     (0.0289)     (0.0200)    (0.0308)
                                                            -------      -------      -------      -------      -------     -------
Net asset value, end of period ....................         $1.0000      $1.0000      $1.0000      $1.0000      $1.0000     $1.0000
                                                            =======      =======      =======      =======      =======     =======
Total return ......................................           2.39%        4.76%        4.57%        2.93%        2.01%       3.13%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..........         $15,605      $15,082      $13,787      $17,119      $20,919     $41,049
 Ratio of expenses to average net assets(2) .......           0.70%        0.74%        1.39%        1.26%        1.04%       0.91%
 Ratio of net investment income to average
  net assets(3)....................................           4.78%        4.66%        4.45%        2.91%        2.06%       3.11%

------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Ratio of expenses to average net assets prior to expense limitation was 1.35% for the six months ended June 30, 1997, and 1.22% for the year ended December 31, 1996.
(3) Ratio of net investment income to average net assets prior to expense limitation was 4.14% for six months ended June 30, 1997, and 4.18% for the year ended December 31, 1996.

                             See accompanying notes



                              1 9 9 7  s e m i - a n n u a l  r e p o r t      5

--------------------------------------------------------------------------------

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              U.S. Government Money Fund Consultant Class
                                                          --------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                                            Year Ended
                                                           6/30/97      12/31/96     12/31/95     12/31/94     12/31/93    12/31/92
                                                        (Unaudited)(1)
Net asset value, beginning of period ................      1.0000       $1.0000      $1.0000      $1.0000      $1.0000      $1.0000

Income from investment operations:
 Net investment income ..............................      0.0237        0.0466       0.0448       0.0289       0.0200       0.0308
                                                          -------       -------      -------      -------      -------      -------
 Net increase in net assets from
  investment operations .............................      0.0237        0.0466       0.0448       0.0289       0.0200       0.0308
                                                          -------       -------      -------      -------      -------      -------

Less dividends and distributions:
 Dividends from net investment income ...............     (0.0237)      (0.0466)     (0.0448)     (0.0289)     (0.0200)     (0.0308)
                                                          -------       -------      -------      -------      -------      -------
 Total dividends and distributions ..................     (0.0237)      (0.0466)     (0.0448)     (0.0289)     (0.0200)     (0.0308)
                                                          -------       -------      -------      -------      -------      -------

Net asset value, end of period ......................     $1.0000       $1.0000      $1.0000      $1.0000      $1.0000      $1.0000
                                                          =======       =======      =======      =======      =======      =======

Total return ........................................       2.39%         4.76%        4.57%        2.93%        2.01%        3.13%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ............        $437          $431         $329       $1,077         $555         $747
 Ratio of expenses to average net assets(2) .........       0.70%         0.74%        1.39%        1.26%        1.04%        0.91%
 Ratio of net investment income to average
  net assets(3) .....................................       4.78%         4.66%        4.45%        2.91%        2.06%        3.11%

-------------
(1) Ratios have been annualized and total return has not been annualized.

(2) Ratio of expenses to average net assets prior to expense limitation was 1.35% for the six months ended June 30, 1997, and 1.22% for the year ended December 31, 1996.

(3) Ratio of net investment income to average net assets prior to expense limitation was 4.14% for six months ended June 30, 1997, and 4.18% for the year ended December 31, 1996.

                             See accompanying notes



6      1 9 9 7  s e m i - a n n u a l  r e p o r t

Delaware Group
Limited-Term Goverment Fund, Inc. -
U.S. Government Money Fund
Notes To Financial Statements -
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

Delaware Group Limited-Term Government Funds, Inc. - U.S. Government Money Fund, (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers two classes of shares.

The investment objective of the U.S. Government Money Fund is to seek maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.
Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.50% on the average daily net assets of the Fund less the fees paid to the unaffiliated directors.

--------------------------------------------------------------------------------

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.70% of average daily net assets of the Fund through January 31, 1998. Total expenses absorbed by DMC for the six months ended June 30, 1997 were $52,635.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of
DMC, to serve as dividend disbursing and transfer agent for the Fund. Effective August 19, 1996, the Fund also engaged DSC to provide accounting services for the Fund. Previously, fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the six months ended June 30, 1997, the Fund expensed $42,227 for dividend disbursing and transfer agent services and $2,604 for accounting services. At June 30, 1997, the Fund had a liability for such fees and other expenses payable to DSC for $1,290.

Pursuant to the Distribution Agreement, the Fund may pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual 12b-1 fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June1, 1990, 12b-1 Plan payments from the Consultant Class to DDLP were suspended but may be reinstated in the future.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital stock were as follows:
                                                Six Months          Year Ended
                                              Ended 6/30/97          12/31/96
                                              -------------         ----------
Shares sold:
 A Class ..................................     21,005,640          25,564,845
 Consultant Class .........................        240,982             581,297

Shares issued upon reinvestment of
 dividends from net investment income:
 A Class ..................................        355,456             694,448
 Consultant Class .........................         10,189              17,385
                                                ----------         -----------
                                                21,612,267          26,857,975
                                                ----------         -----------
Shares repurchased:
 A Class ..................................    (20,838,318)        (24,963,369)
 Consultant Class .........................       (244,919)           (497,272)
                                               -----------         -----------
                                               (21,083,237)        (25,460,641)
                                               -----------         -----------
Net Increase ..............................        529,030           1,397,334
                                               ===========         ===========



                              1 9 9 7  s e m i - a n n u a l  r e p o r t      7

This Semi-Annual Report is for the information of U.S. Government Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for U.S. Government Money Fund, which sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in the Fund's current Statement of Additional Information which can be obtained by calling the adjacent telephone number for shareholders. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Investment Manager
Delaware Management Company, Inc.
Philadelphia

National Distributor
Delaware Distributors, L.P.
Philadelphia

Shareholder Servicing,
Dividend Disbursing and
Transfer Agent
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives
1.800.659.2265

Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields and return fluctuate with market conditions. The Fund is neither insured nor guaranteed by the U.S. Government.

DELAWARE
GROUP
--------
Philadelphia o London

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

(copyright) Delaware Distributors, L.P.

Printed in the USA on recycled paper

(96)
SA-005 [6/97] PP8/97